Note 14 - Stock-based Compensation (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	5 years
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	689,500
Share-based Payment Arrangement, Option, Exercise Price Range, Lower Range Limit	$ 23.96
Share-based Payment Arrangement, Option, Exercise Price Range, Upper Range Limit	$ 83.89
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Aggregate Intrinsic Value	$ 53,724
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Remaining Contractual Term	2 years 222 days
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount, Total	$ 9,043
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition	4 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value	$ 4,711	$ 11,670
Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	4 years
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	5 years
Share-based Payment Arrangement, Expense	$ 8,126	$ 5,767